UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                         as of May 31, 2016 (Unaudited)

Deutsche Ultra-Short Investment Grade Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 84.1%
Consumer Discretionary 12.5%
American Honda Finance Corp., 144A, 2.125%, 2/28/2017	250,000	252,138
Daimler Finance North America LLC:
144A, 1.45%, 8/1/2016	150,000	150,123
144A, 2.95%, 1/11/2017	150,000	151,590
Nissan Motor Acceptance Corp., 144A, 1.33% *, 9/26/2016	100,000	100,137
Toyota Motor Credit Corp., 1.25%, 10/5/2017	350,000	350,644
Walt Disney Co., 0.951% *, 1/8/2019	250,000	250,125
		1,254,757
Consumer Staples 2.5%
PepsiCo, Inc., Series 1, 1.0%, 10/13/2017	250,000	250,189
Energy 10.1%
Chevron Corp., 1.136% *, 11/16/2018	250,000	248,893
Shell International Finance BV, 0.95% *, 5/10/2017	150,000	150,160
Statoil ASA, 3.125%, 8/17/2017	350,000	357,875
XTO Energy, Inc., 6.25%, 8/1/2017	250,000	265,146
		1,022,074
Financials 48.1%
American Express Credit Corp., 2.375%, 3/24/2017	150,000	151,673
Bank of America Corp.:
0.89% *, 10/14/2016	250,000	249,707
Series 1, 3.75%, 7/12/2016	155,000	155,511
Bank of Montreal, 0.989% *, 4/10/2018	222,000	220,994
Bank of Nova Scotia, 0.939% *, 4/11/2017	150,000	150,034
Berkshire Hathaway Finance Corp., 0.931% *, 1/12/2018	150,000	150,392
BNP Paribas SA:
1.375%, 3/17/2017	150,000	150,219
2.375%, 9/14/2017	150,000	151,605
Branch Banking & Trust Co., 1.45%, 10/3/2016	250,000	250,395
Citigroup, Inc., 1.598% *, 7/25/2016	250,000	250,293
Commonwealth Bank of Australia, 1.9%, 9/18/2017	250,000	251,625
Cooperatieve Rabobank UA, 0.964% *, 4/28/2017	250,000	250,196
HSBC Bank PLC, 144A, 1.266% *, 5/15/2018	250,000	249,243
New York Life Global Funding, 144A, 1.125%, 3/1/2017	250,000	250,309
Nordea Bank AB:
144A, 1.25%, 4/4/2017	200,000	200,103
144A, 1.482% *, 9/17/2018	250,000	251,327
PNC Bank NA, 1.3%, 10/3/2016	217,000	217,203
Royal Bank of Canada:
0.89% *, 10/13/2017	150,000	149,677
0.968% *, 1/23/2017	150,000	150,158
Svenska Handelsbanken AB, 2.875%, 4/4/2017	250,000	253,673
Toronto-Dominion Bank, 1.178% *, 7/23/2018	250,000	249,978
Wells Fargo Bank NA, 1.375% *, 1/22/2018	250,000	251,179
Westpac Banking Corp., 1.378% *, 7/30/2018	235,000	235,584
		4,841,078
Information Technology 6.4%
Apple, Inc.:
1.05%, 5/5/2017	240,000	240,576
1.474% *, 2/22/2019	100,000	101,374
International Business Machines Corp., 0.824% *, 2/6/2018	150,000	149,910
Oracle Corp., 0.827% *, 7/7/2017	150,000	150,263
		642,123
Telecommunication Services 4.5%
Cisco Systems, Inc.:
0.944% *, 6/15/2018	200,000	200,342
1.1%, 3/3/2017	150,000	150,333
1.254% *, 2/21/2018	100,000	100,694
		451,369
Total Corporate Bonds (Cost $8,456,715)		8,461,590
Certificates of Deposit 5.5%
Bank of Montreal, 0.855% *, 4/13/2017	250,000	250,155
Credit Suisse AG, 1.934% *, 3/8/2018	300,000	301,405
Total Certificates of Deposit (Cost $550,000)		551,560
Commercial Paper 4.4%
Issued at Discount **
Coca-Cola Co., 0.776%, 10/11/2016 (Cost $448,746)	450,000	448,886
Municipal Bonds and Notes 5.9%
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 0.75% ***, LOC: Bank of China, 5/1/2048	135,000	135,000
University of California, State Revenues:
Series Y-1, 0.939% *, Mandatory Put 7/1/2017 @ 100, 7/1/2041	200,000	200,040
Series Y-2, 0.939% *, Mandatory Put 7/1/2017 @ 100,7/1/2041	255,000	255,056
Total Municipal Bonds and Notes (Cost $589,910)		590,096
	Shares	Value ($)
Cash Equivalents 0.1%
Deutsche Central Cash Management Government Fund, 0.39% (a) (Cost $8,662)	8,662	8,662
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $10,054,033) †	100.0	10,060,794
Other Assets and Liabilities, Net	0.0	1,461
Net Assets	100.0	10,062,255

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of May 31, 2016.
†	The cost for federal income tax purposes was $10,054,033. At May 31, 2016, net unrealized appreciation for all securities based on tax cost was $6,761. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,610 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,849.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 206 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$8,461,590	$—	$8,461,590
Certificates of Deposit	—	551,560	—	551,560
Commercial Paper	—	448,886	—	448,886
Municipal Bonds and Notes	—	590,096	—	590,096
Short-Term Investments	8,662	—	—	8,662
Total	$8,662	$10,052,132	$—	$10,060,794

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Ultra-Short Investment Grade Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 22, 2016